Commitments and Contingencies (Schedule of Guarantees under Fin 45 (ASC 460)) (Details) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Expire within one year	5,800,369	4,951,039
Expire after one year	3,710,382	5,718,555
Total	9,510,751	10,669,594
Maximum potential amount of future payment or notional amounts	9,510,751	10,669,594
Financial Guarantees [Member]
Expire within one year	596,203	293,038
Expire after one year	6,272	303,150
Total	602,475	596,188
Maximum potential amount of future payment or notional amounts	602,475	596,188
Performance Guarantees [Member]
Expire within one year	4,114,604	3,682,165
Expire after one year	728,053	1,947,359
Total	4,842,657	5,629,524
Maximum potential amount of future payment or notional amounts	4,842,657	5,629,524
Liquidity Facilities to SPEs [Member]
Expire within one year	396,050	469,513
Expire after one year	715,112	1,105,857
Total	1,111,162	1,575,370
Maximum potential amount of future payment or notional amounts	1,111,162	1,575,370
Trust Fund Guarantees [Member]
Expire within one year	693,512	506,323
Expire after one year	2,260,945	2,362,189
Total	2,954,457	2,868,512
Maximum potential amount of future payment or notional amounts	2,954,457	2,868,512